Accounting Policies, by Policy (Policies)	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Unaudited interim consolidated financial statements
a.	Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. Accordingly, these interim condensed financial statements do not include all of the information and notes required by GAAP for complete financial statements. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments necessary for a fair presentation.

The balance sheet as of December 31, 2021 has been derived from the audited consolidated financial statements of the Company at that date but does not include all information and footnotes required by U.S. GAAP for complete financial statements.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2021.

The significant accounting policies disclosed in the Company’s audited 2021 consolidated financial statements and notes thereto have been applied consistently to these unaudited interim consolidated financial statements. Results for the nine months ended September 30, 2022 are not necessarily indicative of results that may be expected for the year ending December 31, 2022.

Use of estimates
b.	Use of estimates:

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions including fair value of warrants and share-based compensation. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

Recently adopted accounting pronouncements
c.	Recently adopted accounting pronouncements:

On January 1, 2022, the Company adopted Accounting Standards Update No. 2016-02, Leases (Topic 842) (ASU 2016-02) relating to the accounting treatment of lease obligations, using the modified retrospective. Results and disclosure requirements for reporting periods beginning after January 1, 2022 are presented under Topic 842, while prior period amounts have not been adjusted and continue to be reported in accordance with the Company’s historical accounting under Topic 840.

The Company elected the package of practical expedients permitted under the transition guidance, which allowed it to carry forward its historical lease classification prior to January 1, 2022. The Company also elected not to recognize a lease liability and a right-of-use (“ROU”) asset on the balance sheet for leases with a term of twelve months or less. The Company recognizes the associated lease payments in the consolidated statements of income on a straight-line basis over the lease term.

Under Topic 842, The Company determines if an arrangement is a lease at inception. ROU assets and lease liabilities are recognized at the commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers fixed and determinable payments at the time of commencement. As most of the Company leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments. The ROU asset is recorded net of any lease incentives received. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options.